Personnel expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about personnel expenses [Line Items]
Employee benefits expenses, operating	€ (1,847)	€ (1,760)	€ (1,599)
Increase decrease in employee benefits	87	162
Wages and salaries [Member]
Disclosure of detailed information about personnel expenses [Line Items]
Employee benefits expenses, operating	(1,540)	(1,468)	(1,350)
Increase decrease in employee benefits	72	118
Social security contributions [Member]
Disclosure of detailed information about personnel expenses [Line Items]
Employee benefits expenses, operating	(221)	(375)	(179)
Increase decrease in employee benefits	(154)	196
Pension plan contributions [Member]
Disclosure of detailed information about personnel expenses [Line Items]
Employee benefits expenses, operating	(19)	(18)	(15)
Increase decrease in employee benefits	1	3
Share based payments [Member]
Disclosure of detailed information about personnel expenses [Line Items]
Employee benefits expenses, operating	(14)	(13)	(11)
Increase decrease in employee benefits	1	2
Other welfare expenses [Member]
Disclosure of detailed information about personnel expenses [Line Items]
Employee benefits expenses, operating	(53)	(114)	€ (43)
Increase decrease in employee benefits	€ 166	€ (157)